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Fortis Tax-Free Portfolios
Semi-Annual Report

MARCH 31, 1998




FORTIS FINANCIAL GROUP

                                   [GRAPHIC]

FORTIS TAX-FREE PORTFOLIOS, INC. SEMI-ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULES OF INVESTMENTS
   NATIONAL PORTFOLIO                                          4
   MINNESOTA PORTFOLIO                                         7

STATEMENTS OF ASSETS AND LIABILITIES                          10

STATEMENTS OF OPERATIONS                                      11

STATEMENTS OF CHANGES IN NET ASSETS
   NATIONAL PORTFOLIO                                         12
   MINNESOTA PORTFOLIO                                        13

NOTES TO FINANCIAL STATEMENTS                                 14

BOARD OF DIRECTORS AND OFFICERS                               20

OTHER PRODUCTS AND SERVICES                                   21

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th
 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the Fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the Fund, and financial markets.

The charts following the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the Fund invests, and the pie chart shows a breakdown of the Fund's assets by industry.

The performance chart graphically compares the Fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the Fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 1998

                                                 CLASS A      CLASS B      CLASS C      CLASS E      CLASS H
                                                ---------    ---------    ---------    ---------    ---------
FORTIS TAX-FREE NATIONAL
NET ASSET VALUE PER SHARE:
  Beginning of period........................   $  11.06     $  11.05     $  11.04     $  11.07     $  11.06
  End of period..............................   $  11.14     $  11.13     $  11.12     $  11.15     $  11.13

DISTRIBUTIONS PER SHARE
  From net investment income.................   $  0.254     $  0.212     $  0.212     $  0.266     $  0.212
  From net realized gains on investments.....   $   .036     $   .036     $   .036     $   .036     $   .036

FORTIS TAX-FREE MINNESOTA
NET ASSET VALUE PER SHARE:
  Beginning of period........................   $  10.43     $  10.42     $  10.44     $  10.46     $  10.44
  End of period..............................   $  10.50     $  10.49     $  10.52     $  10.53     $  10.52
DISTRIBUTIONS PER SHARE
  From net investment income.................   $  0.248     $  0.206     $  0.206     $  0.260     $  0.206
  From net realized gains on investments.....   $  0.012     $  0.012     $  0.012     $  0.012     $  0.012

[PHOTO]
Investing in municipal bonds for
tax-free income.

 GLOSSARY OF TERMS

  Terms defined are in ITALICS in the shareholder letter.

  AVERAGE QUALITY: Is the average credit rating of the securities in a portfolio. Average quality is calculated using the ratings of each security in the portfolio, weighted by its market value.

  BOND BUYER REVENUE BOND INDEX: The average yield on a group of 25 municipal revenue bonds with final maturities of 30 years.

  CALL PROTECTION: The extent to which bondholders are protected from redemption of bonds by issuers prior to their stated maturity dates.

  COUPON: The specified contracted annual interest rate payable to a bondholder.

  DURATION: The measure of a bond fund's sensitivity to interest rate changes. Traditionally measured in years, higher durations mean potentially greater fluctuations in bond values, just as lower durations typically mean less volatility.

  FEDERAL RESERVE BANK ("THE FED"): Led by its chairman, Alan Greenspan, the Federal Reserve Bank is the central bank of the United States. The Federal Reserve Bank is charged with responsibility for implementing policies which preserve the purchasing power of the U.S. dollar, and encouraging economic growth. One of the more widely known tools used by the Fed in pursuing its goals is the FEDERAL FUNDS ("FED FUNDS") RATE.

  GROSS DOMESTIC PRODUCT (GDP): The market value of a country's total output of goods and services.

  ORIGINAL ISSUE DISCOUNT (OID) is a term applied to a bond which was originally issued at a price below par. For tax-exempt securities, the appreciation of a bond from its original issue discount to par over its life is treated as tax-exempt income.

DEAR FORTIS SHAREHOLDER,

We are pleased to present the Fortis Tax-Free Portfolios, Inc. semi-annual report for the six-month period ended March 31, 1998.

REVIEW

During the reporting period, there were a lot of positive economic developments:

- GROSS DOMESTIC PRODUCT, or GDP, rose at an annualized rate of 3.7% during the fourth quarter of 1997, and a rate of 4.2% during the first quarter of 1998.
-  Economic growth was supported by strong non-farm payroll growth.
-  The unemployment rate dropped from 4.9% in September 1997 to 4.7% in March
   1998.
-  Inflation continued to be a non-issue.

Municipal bond yields also remained relatively constant in October and November, indicating a stable market. This situation changed when Asia's economic problems created market expectations that economic growth in the U.S. might be slowed and that lower inflation, or even deflation, might occur. This resulted in a slight decline in municipal bond yields. However, when it became clear that the FEDERAL RESERVE was not going to cut interest rates in response to the problems in Asia, municipal bond yields rebounded with the BOND BUYER REVENUE BOND INDEX ending March at 5.42% after being at 5.63% in October and 5.25% in mid-January.

During most of the reporting period the DURATION of the Portfolios was maintained at levels longer than the market average due to an expectation that interest rates would decline and result in increased bond valuations. However, interest rates rose from mid-January through the end of March. In this environment, the Portfolios' longer duration was the primary reason their performance slightly lagged that of the Lehman Municipal Bond Index. Class E shares (before sales charge) of the National Portfolio experienced total return of 3.47 percent during the period and total return of the Minnesota Portfolio was 3.30 percent. The return of the index was 3.89 percent over the same period.

OUTLOOK

Our forecast calls for modest declines in interest rates as 1998 proceeds. We also expect the economy to grow at a slower pace in 1998, due at least in part to the Asian economic difficulties. In addition, we believe that inflation will continue to be well-behaved.

In this environment, we do not believe that the narrow differences in yields between relatively lower-yielding, higher-rated bonds and the higher-yielding, lower-rated bonds justify an adjustment in the Portfolios' current AA AVERAGE QUALITY. Therefore, the COUPON, CALL PROTECTION and ORIGINAL ISSUE DISCOUNT characteristics of bonds will continue to be important elements in determining whether or not they should be held in the Portfolios.

IN CLOSING

We hope this information is helpful to you and we thank you for investing with us. If you have any questions please call us or your investment professional.

Sincerely,

           [SIGNATURE]                                            [SIGNATURE]
Dean C. Kopperud                                                  Howard G. Hudson
President                                                         Vice President

COMPOSITION BY INDUSTRY
AS OF 03/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligation                    20.0%
Utilities - Water and Sewer           19.3%
Transportation                        13.9%
Health Care / Services                13.8%
Higher Education                       7.7%
Utilities - Electric                   7.2%
Prerefunded with U.S. Gov't            6.4%
Housing                                4.0%
Public Facilities                      4.0%
Utilities - Gas                        1.1%
Cash Equivalents / Receivables         1.0%
Industial                              0.8%
Miscellaneous                          0.8%

NATIONAL PORTFOLIO

VALUE OF $10,000 INVESTED APRIL 1, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                            LEHMAN BROS.
                                                           MUNICIPAL BOND    NATIONAL PORTFOLIO
                                                              INDEX***             CLASS E
88                                                                  $10,000              $10,000
89                                                                  $10,785              $10,031
90                                                                  $10,570              $11,130
91                                                                  $11,728              $12,015
92                                                                  $15,254              $13,264
93                                                                  $17,440              $14,948
94                                                                  $18,881              $15,335
95                                                                  $20,187              $16,316
96                                                                  $23,140              $17,439
97                                                                  $25,274              $18,236
98                                                                  $29,135              $20,089
National Portfolio Class E Average Annual Total Return
                                                                     1 Year               5 Year    10 Year
Class E*                                                             +5.21%               +5.12%     +7.22%
Class E**                                                           +10.16%               +6.09%     +7.72%

                          Annual Period ended March 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 3/31/98

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  University of New Mexico (6.00%) 2021                    3.8%
 2.  New York Triborough Bridge & Tunnel Authority
     (5.50%) 2017                                             3.8%
 3.  Metropolitan Transportation Authority NY (5.75%)
     2013                                                     3.6%
 4.  Grapevine-Colleyville, TX Independent School
     District (5.75%) 2012                                    3.4%
 5.  Tucson, AZ Water (5.50%) 2014                            3.2%
 6.  Fulton County, GA Water & Sewer (6.375%) 2014            2.9%
 7.  Minnesota Agriculture & Economic Development
     (5.50%) 2017                                             2.8%
 8.  Ohio State Building Authority (5.25%) 2009               2.8%
 9.  Detroit, MI Water System (6.50%) 2015                    2.8%
10.  Southern California Public Power (6.36%) 2013            2.5%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                         Since
                                            1 Year     Inception+
------------------------------------------------------------------
Class A shares#                               +9.94%       +9.32%
Class A shares##                              +4.99%       +7.84%
Class B shares#                               +9.11%       +8.46%
Class B shares##                              +5.51%       +7.80%
Class C shares#                               +9.02%       +8.43%
Class C shares##                              +8.02%       +8.43%
Class H shares#                               +9.01%       +8.46%
Class H shares##                              +5.41%       +7.79%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on March 31, 1998.
  +  Since November 14, 1994 -- Date shares were first offered to the public.

COMPOSITION BY INDUSTRY
AS OF 03/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligation                    29.8%
Housing                               15.9%
Prerefunded with U.S. Gov't           14.2%
Health Care / Services                 9.8%
Higher Education                       9.7%
Utilities - Electric                   6.5%
Miscellaneous                          5.1%
Pollution Control                      3.6%
Cash Equivalents / Receivables         2.7%
Public Facilities                      1.6%
Utilities - Water and Sewer            1.1%

MINNESOTA PORTFOLIO

VALUE OF $10,000 INVESTED APRIL 1, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                              LEHMAN BROS.
                                                             MUNICIPAL BOND     MINNESOTA PORTFOLIO
                                                                INDEX***              CLASS E
88                                                                    $10,000                $10,000
89                                                                    $10,785                $10,176
90                                                                    $10,570                $10,972
91                                                                    $11,728                $11,868
92                                                                    $15,254                $12,952
93                                                                    $17,440                $14,427
94                                                                    $18,881                $14,821
95                                                                    $20,187                $15,784
96                                                                    $23,140                $16,776
97                                                                    $25,274                $17,468
98                                                                    $29,135                $19,055
Minnesota Portfolio Class E Average Annual Total Return
                                                                       1 Year                 5 Year    10 Year
Class E*                                                               +4.17%                 +4.75%     +6.66%
Class E**                                                              +9.08%                 +5.72%     +7.15%

                          Annual Period ended March 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 3/31/98

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Minnesota Agriculture & Economic Development
     (5.50%) 2017                                             6.4%
 2.  Centennial Independent School District #12
     (5.625%) 2016                                            5.2%
 3.  Lakeville (City of), MN Independent School
     District #194 (5.00%) 2018                               4.6%
 4.  University of MN (Regents of) (5.50%)                    4.3%
 5.  St. Michael (City of), MN Independent School
     District #885 (5.00%) 2021                               4.0%
 6.  Rochester (City of), MN Health Care Facility
     (5.90%) 2010                                             3.4%
 7.  Kenyon Wanamingo (City of), MN Independent School
     District #2172 (5.00%) 2018                              3.4%
 8.  Brainerd (City of), MN (6.65%) 2017                      3.4%
 9.  Minnesota Higher Education (5.375%) 2018                 3.2%
10.  Stillwater (City of), MN Independent School
     District #834 (5.00%) 2015                               3.0%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                         Since
                                            1 Year     Inception+
------------------------------------------------------------------
Class A shares#                               +8.75%       +8.22%
Class A shares##                              +3.86%       +6.76%
Class B shares#                               +7.99%       +7.35%
Class B shares##                              +4.39%       +6.67%
Class C shares#                               +8.08%       +7.43%
Class C shares##                              +7.08%       +7.43%
Class H shares#                               +7.97%       +7.43%
Class H shares##                              +4.37%       +6.76%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on March 31, 1998
  +  Since November 14, 1994 -- Date shares were first offered to the public.

FORTIS TAX-FREE PORTFOLIOS
NATIONAL PORTFOLIO
Schedule of Investments
March 31, 1998 (Unaudited)

MUNICIPAL BONDS-99.15%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 ARIZONA-4.70%
   $1,000,000    Phoenix, AZ, 5.55% Ref Ser A 7-1-2009........          AA+     $ 1,084,444     $ 1,084,460
    2,225,000    Tucson, AZ, 5.50% Water Rev Refunding Bond
                   7-1-2014...................................           A+       2,187,296       2,350,134
                                                                                ------------    ------------
                                                                                  3,271,740       3,434,594
                                                                                ------------    ------------
                 CALIFORNIA-5.51%
    2,385,000    Redwood City California Elem School Dist,
                   5.50% Zero Coupon General Obligation FGIC
                   Insured 8-1-2018 (d).......................          AAA         791,154         829,861
    4,000,000    Southern California Public Power, 6.36% Zero
                   Coupon Bond 7-1-2013 (d)...................            A       1,539,547       1,847,520
    2,750,000    Sulphur Springs (City of), CA, 7.00% Zero
                   Coupon General Obligation Ser A MBIA
                   Insured 9-1-2012 (d).......................          AAA       1,019,869       1,345,575
                                                                                ------------    ------------
                                                                                  3,350,570       4,022,956
                                                                                ------------    ------------
                 CONNECTICUT-2.32%
    1,500,000    Connecticut State, 6.125% Special Tax
                   Obligation Rev Transportation
                   Infrastructure Ser B 9-1-2012..............          AA-       1,575,592       1,693,305
                                                                                ------------    ------------
                 DISTRICT OF COLUMBIA-3.27%
    1,250,000    District of Columbia, 7.50% General
                   Obligation Ser 1990B FSA Insured 6-1-2010
                   (Prerefunded 6-1-2000 @102)................          AAA       1,235,938       1,362,675
    1,000,000    Georgetown University, 8.25% District of
                   Columbia Rev Bond 4-1-2018 (Prerefunded
                   4-1-1998 @102).............................           A+       1,034,661       1,020,000
                                                                                ------------    ------------
                                                                                  2,270,599       2,382,675
                                                                                ------------    ------------
                 FLORIDA-3.81%
    1,500,000    Florida (State of), 5.50% Board of Education
                   Cap Outlay Ser A 1-1-2006..................          AA+       1,602,143       1,607,250
      500,000    Florida (State of), 7.50% Mid-Bay Bridge Auth
                   Ser 1991A 10-1-2017 (Crossover Refunding
                   10-1-2001 @103)............................           NR         476,028         563,355
      600,000    Tampa (City of), FL, 8.25% Cap Improvement
                   Program Rev Bond Ser A 10-1-2018...........           AA         598,982         611,808
                                                                                ------------    ------------
                                                                                  2,677,153       2,782,413
                                                                                ------------    ------------
                 GEORGIA-6.59%
    1,375,000    Brunswick, GA, Water & Sewer, 6.10% Rev Ref &
                   Improvement Bond MBIA Insured 10-1-2019....          AAA       1,465,785       1,566,771
    1,800,000    Fulton County, GA, Water & Sewer, 6.375% Ref
                   Bond FGIC Insured 1-1-2014.................          AAA       1,785,976       2,091,042
    1,000,000    Georgia Municipal Electric, 6.50% Auth Pwr
                   Rev Ser Y 1-1-2017.........................            A         993,318       1,150,490
                                                                                ------------    ------------
                                                                                  4,245,079       4,808,303
                                                                                ------------    ------------
                 ILLINOIS-4.90%
      500,000    Channahon Park, IL District, 7.50% General
                   Obligation 1-1-2011 (Prerefunded 7-1-2001
                   @100)......................................           NR         499,375         551,510
      750,000    Chicago Gas Supply, 7.50% Rev for Peoples Gas
                   Ser B 3-1-2015.............................          AA-         758,691         807,060
    1,000,000    Illinois Dev Fin Auth, 7.375% Power Co Proj
                   Ser 1991A 7-1-2021.........................          BBB         993,040       1,167,920
    1,000,000    Illinois Housing Dev Auth, 7.55% Multi-family
                   Housing Ser 1990A 7-1-2014.................           A+         987,575       1,051,730
                                                                                ------------    ------------
                                                                                  3,238,681       3,578,220
                                                                                ------------    ------------
                 INDIANA-2.67%
      565,000    Indiana Bond Bank, 8.50% Special Loan Program
                   Ser B 2-1-2018.............................           A+         570,586         584,583
    1,250,000    Indianapolis (City of), IN, Local Public
                   Improvement Bond Bank, 7.40% Ser 1990A
                   1-1-2020 (Prerefunded 7-1-2000 @102).......         Aaa*       1,247,437       1,364,762
                                                                                ------------    ------------
                                                                                  1,818,023       1,949,345
                                                                                ------------    ------------
                 KENTUCKY-3.05%
    1,000,000    Christian County, KY, Hospital, 6.00% Rev Ref
                   Bond Jennie Stuart Medical Center
                   7-1-2013...................................           A-         995,058       1,067,770
    1,000,000    Louisville & Jefferson County, KY, 6.75%
                   Metro Sewer Dist Rev Bond Ser A AMBAC
                   Insured 5-15-2019 (Prerefunded 11-15-2004
                   @102)......................................          AAA         996,417       1,157,430
                                                                                ------------    ------------
                                                                                  1,991,475       2,225,200
                                                                                ------------    ------------
                 MASSACHUSETTS-1.85%
      500,000    Boston, MA, City Hospital, 7.625% Rev Bond
                   Ser A 2-15-2021 (Prerefunded 8-15-2000
                   @102)......................................         Aaa*         496,630         547,570
      750,000    Massachusetts State Water Resources Auth,
                   5.50% Rev Bond Ser 1998-A FSA Insured
                   8-1-2014...................................          AAA         824,193         801,877
                                                                                ------------    ------------
                                                                                  1,320,823       1,349,447
                                                                                ------------    ------------

--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 MICHIGAN-4.73%
   $1,750,000    Detroit, MI, Water System, 6.50% Rev Bond
                   FGIC Insured 7-1-2015......................          AAA     $ 1,868,262     $ 2,062,060
    1,360,000    Michigan State Hospital, 5.50% Fin Auth Mercy
                   Health System Ser S 8-15-2020..............          AA-       1,279,912       1,391,090
                                                                                ------------    ------------
                                                                                  3,148,174       3,453,150
                                                                                ------------    ------------
                 MINNESOTA-6.54%
    1,140,000    Fergus Falls (City of), MN, 6.50% Health Care
                   Facility (Lake Regional Hospital) Ser A
                   9-1-2018...................................         BBB+       1,133,600       1,225,819
      670,000    Minneapolis (City of), MN, 7.00% Health Care
                   Fac Rev (St. Olaf Residence) Ser 1993
                   10-1-2012..................................           NR         670,000         717,188
    2,000,000    Minnesota Agriculture and Economic
                   Development, 5.50% Healthcare System Rev
                   Fairview Hospital and Healthcare Services
                   Ser 1997A MBIA Insured 11-15-2017..........          AAA       1,956,713       2,078,280
      690,000    St. Anthony (City of), MN, 6.75% Housing Dev
                   Rev Ref Bond 7-1-2007......................           AA         690,000         748,498
                                                                                ------------    ------------
                                                                                  4,450,313       4,769,785
                                                                                ------------    ------------
                 MISSOURI-1.89%
    1,250,000    Missouri State Health & Educ, 7.70% Still
                   Regional Med Ctr 2-1-2013..................          BBB       1,287,011       1,381,887
                                                                                ------------    ------------
                 NEVADA-1.46%
    1,000,000    Washoe County, NV, Hosp, 7.60% Washoe Med Ctr
                   Rev Bond Ser A 6-1-2019 (Prerefunded
                   6-1-1999 @102).............................           NR         971,310       1,061,980
                                                                                ------------    ------------
                 NEW JERSEY-5.63%
    1,560,000    Middlesex County, NJ, 5.00%, General
                   Obligation 10-1-2005.......................          AA+       1,631,894       1,628,359
    1,000,000    New Jersey State Highway Auth, 6.20% Garden
                   State Pkwy Gen Rev Bond Sr Parking Bond
                   1-1-2010...................................          AA-       1,073,363       1,134,160
    1,250,000    New Jersey State Transportation Fund, 5.50%
                   Rev Bond Ser A 6-15-2009...................           A+       1,381,065       1,344,150
                                                                                ------------    ------------
                                                                                  4,086,322       4,106,669
                                                                                ------------    ------------
                 NEW MEXICO-3.85%
    2,500,000    University of New Mexico, 6.00% Rev Ref Ser A
                   6-1-2021...................................           AA       2,576,355       2,807,250
                                                                                ------------    ------------
                 NEW YORK-12.07%
    2,465,000    Metropolitan Transportation Authority, NY,
                   Commuter Facilities, 5.75% Ser O
                   7-1-2013...................................         BBB+       2,393,081       2,635,898
    1,000,000    New York City, NY, 8.25% General Obligation
                   Ser B 6-1-2005.............................         BBB+         991,151       1,212,570
    1,000,000    New York State Dorm Auth, 6.00% Rev Cons City
                   Univ System 2nd Gen 7-1-2020...............         BBB+       1,018,462       1,106,060
    1,000,000    New York State, 7.75% UDC Correctional Fac
                   Ser 1 1-1-2014 (Prerefunded 1-1-2000
                   @102)......................................         Aaa*         964,046       1,084,550
    2,600,000    New York Triborough Bridge and Tunnel Auth,
                   5.50% General Purpose Ser Y 1-1-2017.......           A+       2,497,491       2,766,608
                                                                                ------------    ------------
                                                                                  7,864,231       8,805,686
                                                                                ------------    ------------
                 NORTH DAKOTA-1.64%
    1,100,000    Ward County, ND, 7.50% Health Care Fac Ser
                   1991B 7-1-2011.............................         BBB+       1,121,386       1,198,087
                                                                                ------------    ------------
                 OHIO-5.66%
      750,000    Cleveland (City of), OH, Parking Facility,
                   8.10% Improvement Proj Rev Bond 9-15-2022
                   (Prerefunded 9-15-2002 @102)...............           NR         758,166         878,505
    1,100,000    Cleveland, OH, 5.50% Water Works Rev Ref Bond
                   Ser G First Mortgage MBIA Insured
                   1-1-2021...................................          AAA       1,091,438       1,180,377
    1,970,000    Ohio State Building Authority, 5.25% State
                   Facilities Administration Building Fund
                   Project B 10-1-2009........................          AA-       2,085,753       2,074,371
                                                                                ------------    ------------
                                                                                  3,935,357       4,133,253
                                                                                ------------    ------------
                 PENNSYLVANIA-5.13%
    1,780,000    Allegheny County, PA, Higher Education Bldg
                   Auth, 5.125% Duquesne University Proj Ser
                   98 AMBAC Insured 3-1-2013..................         Aaa*       1,816,324       1,823,859
      750,000    Clarion County, PA, Hospital Auth, 8.50%
                   Clarion Hospital Proj Rev Bond
                   7-1-2021(Prerefunded 7-1-2001 @102)........           NR         734,658         859,058
    3,595,000    Harrisburg (City of), PA, 5.24% Zero Coupon
                   Capital Appreciation Ser F AMBAC Insured
                   9-15-2021 (d)..............................         Aaa*       1,067,895       1,057,865
                                                                                ------------    ------------
                                                                                  3,618,877       3,740,782
                                                                                ------------    ------------
                 PUERTO RICO-1.95%
    1,250,000    Puerto Rico, 6.25% Commonwealth Aqueduct &
                   Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....            A       1,337,799       1,423,863
                                                                                ------------    ------------
                 TENNESSEE-3.94%
    1,750,000    Madison, TN, Suburban Util Dist, 5.00% Rev
                   Bond MBIA Insured 2-1-2019.................          AAA       1,629,929       1,710,013
    1,000,000    Metro Gov't of Nashville & Davidson County,
                   TN, 6.50% Water & Sewer Ref Bond FGIC
                   Insured 1-1-2010...........................          AAA       1,085,673       1,163,960
                                                                                ------------    ------------
                                                                                  2,715,602       2,873,973
                                                                                ------------    ------------

FORTIS TAX-FREE PORTFOLIOS
NATIONAL PORTFOLIO (CONTINUED)
Schedule of Investments
March 31, 1998 (Unaudited)

MUNICIPAL BONDS-CONTINUED
--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 TEXAS-3.38%
   $2,250,000    Grapevine-Colleyville, TX, 5.75% Independent
                   School District PSF Rev Ref Bond
                   8-15-2012..................................          AAA     $ 2,282,895     $ 2,469,960
                                                                                ------------    ------------
                 WASHINGTON-1.48%
    1,000,000    Washington Public Power Supply Sys, 7.00%
                   Nuclear Proj 2 Ref Rev Bond Ser 1990B
                   7-1-2012 (Prerefunded 7-1-2000 @102).......          AA-         959,890       1,082,600
                                                                                ------------    ------------
                 WISCONSIN-1.13%
      750,000    Wisconsin Health & Educ Fac Auth, 8.50% Rev
                   Bond Ser 1990 (Franciscan Health Sys)
                   3-1-2020 (Prerefunded 3-1-2000 @102).......         Aaa*         750,000         826,778
                                                                                ------------    ------------
                 TOTAL MUNICIPAL BONDS........................                  $66,865,257     $72,362,161
                                                                                ------------    ------------
                                                                                ------------    ------------

SHORT-TERM INVESTMENTS-1.21%

--------------------------------------------------------------------------------
   Principal                                                      Market
    Amount                                                      Value (b)
   ---------                                                   ------------
               INVESTMENT COMPANY-1.21%
   $884,246    Federated Tax-Free Obligation Fund, Current
                 rate -- 3.54%..............................   $   884,246
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $67,749,503) (a)...........................   $73,246,407
                                                               ------------
                                                               ------------

 (a) At March 31, 1998, the cost of securities for federal income tax purposes was $67,749,503 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 5,595,743
          Unrealized depreciation...........................      (98,839)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $ 5,496,904
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS INC.
MINNESOTA PORTFOLIO
Schedule of Investments
March 31, 1998 (Unaudited)

MUNICIPAL BONDS-97.26%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 GENERAL OBLIGATIONS-29.80%
   $2,400,000    Centennial Independent School District #12,
                   5.625% Ser A 2-1-2016......................         Aa1*     $ 2,366,604     $ 2,524,752
    1,000,000    Chaska (City of), MN, Independent School
                   District #112, 5.00% General Obligation Ser
                   A 2-1-2014.................................         Aa1*       1,000,000         989,160
    1,670,000    Kenyon Wanamingo (City of), MN, Independent
                   School District #2172, 5.00% General
                   Obligation 2-1-2018........................         Aa1*       1,649,208       1,647,154
    1,685,000    Lakeville (City of), MN Independent School
                   District #194, 5.10% Zero Coupon General
                   Obligation Cap Apprec Ser B FSA Insured
                   2-1-2010 (d)...............................         Aaa*         928,455         962,354
    2,290,000    Lakeville (City of), MN, Independent School
                   District #194, 5.00% General Obligation
                   2-1-2018...................................         Aa1*       2,281,333       2,247,475
    1,000,000    Puerto Rico, 5.50% Commonwealth Pub Impt Ref
                   Bond 7-1-2013..............................            A       1,093,220       1,059,420
      750,000    Puerto Rico, 6.25% Commonwealth Aqueduct &
                   Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....            A         802,679         854,317
    1,950,000    Rosemount (City of), MN, Independent School
                   District #196, 5.70% Zero Coupon General
                   Obligation MBIA Insured 4-1-2015 (d).......          AA+         750,012         822,900
    2,000,000    St. Michael (City of), MN, Independent School
                   District #885, 5.00% General Obligation
                   2-1-2021...................................         Aa1*       1,986,455       1,962,480
    1,500,000    Stillwater (City of), MN, Independent School
                   District #834, 5.00% General Obligation
                   2-1-2015...................................         Aa1*       1,491,463       1,483,080
                                                                                ------------    ------------
                                                                                 14,349,429      14,553,092
                                                                                ------------    ------------
                 HEALTH CARE/SERVICES-9.80%
    3,000,000    Minnesota Agriculture and Economic
                   Development, 5.50% Healthcare System Rev
                   Fairview Hospital and Healthcare Services
                   Ser 1997A MBIA Insured 11-15-2017..........          AAA       2,950,387       3,117,420
    1,500,000    Rochester (City of), MN, 5.90% Health Care
                   Fac Rev Bond Mayo Med Ctr Ser I
                   11-15-2010.................................          AA+       1,574,961       1,669,815
                                                                                ------------    ------------
                                                                                  4,525,348       4,787,235
                                                                                ------------    ------------
                 HIGHER EDUCATION-9.74%
    1,525,000    Minnesota Higher Education, 5.375% Facilities
                   Auth Rev for University of St. Thomas Ser
                   4-P 4-1-2018...............................          A2*       1,529,864       1,546,792
    2,000,000    University of MN (Regents of), 5.50% General
                   Obligation Ser A 7-1-2021..................           AA       2,022,217       2,119,320
    1,000,000    University of MN (Regents of), 5.75% General
                   Obligation Ser 1996A 7-1-2018..............           AA       1,011,926       1,089,370
                                                                                ------------    ------------
                                                                                  4,564,007       4,755,482
                                                                                ------------    ------------
                 HOUSING-15.93%
    1,500,000    Brainerd (City of), MN, 6.65% Rev Ref Bond
                   Evangelical Lutheran-Good Samaritan Project
                   Ser 1992B FSA Insured 3-1-2017.............          AAA       1,512,956       1,639,755
      190,000    Dakota County, MN, 8.10% HRA Single Family
                   Rev GNMA Backed 3-1-2016...................          AAA         194,418         195,687
      300,000    Eden Prairie (City of), MN, 7.40% Multifamily
                   Housing Ser 1990 FHA Insured 8-1-2025......          AAA         299,957         315,282
      855,000    Eden Prairie (City of), MN, 8.00% Multifamily
                   Housing Ser A FHA Insured 7-1-2026.........          AAA         855,000         913,516
      530,000    Edina (City of), MN, 7.50% Housing Dev Ref
                   Rev Edina Park Plaza Ser 1989A 12-1-2009...          Aa*         529,625         553,967
      500,000    Edina (City of), MN, 7.70% Housing Dev Ref
                   Rev Edina Park Plaza Ser A FHA Insured
                   12-1-2028..................................          Aa*         500,000         521,165
    1,010,000    Minneapolis (City of), MN, 7.10% HRA Mortgage
                   Rev Bond Riverplace Proj Ser A LOC Bank of
                   Tokyo 1-1-2020.............................         Aa2*       1,021,310       1,029,695
      485,000    Minneapolis (City of), MN, 8.25% Health Care
                   Fac Rev Bond Jones-Harrison Residence Ser
                   1991 9-1-2011..............................           NR         479,122         510,424
      350,000    Minneapolis (City of), MN, 8.25% Rev Bond
                   Trinity Housing Proj Ser 1991 2-1-2018.....           NR         350,000         364,290
      185,000    Minnesota Housing Finance Agency, 7.70%
                   Single Family Mortgage Bond Ser C
                   7-1-2014...................................          AA+         185,937         194,346
      440,000    Northfield (City of), MN, 7.00% Health Care
                   Facility Northfield Retirement Ctr
                   5-1-2015...................................           NR         436,542         460,522
      500,000    Red Wing (City of), MN, 6.50% Elderly Housing
                   Fac Ref Rev River Region Obligated Group
                   Ser 1993C 9-1-2022.........................         BBB+         497,315         539,365
      500,000    Spring Park (City of), MN, 8.25% Health Care
                   Fac Rev Bond Twin Birch Health Care Ctr
                   8-1-2011...................................           NR         500,000         541,050
                                                                                ------------    ------------
                                                                                  7,362,182       7,779,064
                                                                                ------------    ------------
                 MISCELLANEOUS-5.16%
      450,000    Dakota County, MN, 7.50% HRA Limited Annual
                   Appropriation Tax & Rev Supported Bond Ser
                   1991 1-1-2006..............................         BBB+         450,000         474,701
      400,000    Dawson (City of), MN, 7.30% IDR Ref Bond
                   Associated Milk Producers 9-1-2000.........           NR         396,426         417,880
    1,000,000    Minneapolis (City of), MN, 7.375% CDA Limited
                   Tax Supported Dev Rev Common Bond Fund Ser
                   1995-G3 12-1-2012..........................           A-       1,000,000       1,111,340
      500,000    Minneapolis (City of), MN, 8.375% CDA Limited
                   Tax Supported Dev Rev Common Bond Fund Ser
                   1990-6A 6-1-2007...........................           A-         497,500         513,330
                                                                                ------------    ------------
                                                                                  2,343,926       2,517,251
                                                                                ------------    ------------

FORTIS TAX-FREE PORTFOLIOS INC.
MINNESOTA PORTFOLIO (CONTINUED)
Schedule of Investments
March 31, 1998 (Unaudited)

MUNICIPAL BONDS-CONTINUED
--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 POLLUTION CONTROL-3.56%
   $  650,000    East Grand Forks (City of), MN, 7.75%
                   Pollution Control Rev (American Crystal
                   Sugar) Ser 1991A 4-1-2018..................         BBB+     $   650,463     $   707,077
    1,000,000    Minnesota Public Fac Auth, 5.00% Water
                   Pollution Rev Bond Ser B 3-1-2002..........          AAA       1,031,210       1,032,700
                                                                                ------------    ------------
                                                                                  1,681,673       1,739,777
                                                                                ------------    ------------
                 PREREFUNDED WITH U.S. GOVERNMENT
                 SECURITIES-14.18%
    1,000,000    Duluth (City of), MN, 8.375% EDA Health Care
                   Fac Rev (St. Mary's Med Ctr) Ser 1990
                   2-15-2020 (Prerefunded 2-15-2000 @ 102)....          AAA       1,016,985       1,098,570
      785,000    Duluth (City of), MN, 9.00% Hosp Fac Rev Bond
                   (St. Luke's Hospital) Ser 1988 5-1-2018
                   (Prerefunded 5-1-1998 @ 102)...............          AAA         797,230         804,091
      525,000    Mankato (City of), MN, 8.25% Nursing Home Rev
                   Bond Board of Soc Ministry Mankato Lutheran
                   Ser 1991A 10-1-2021 (Prerefunded 10-1-2001
                   @ 102).....................................           NR         520,000         602,065
      460,000    Minnesota Higher Education, 7.625% Mortgage
                   Rev for St. Mary's College Ser 3F 10-1-2016
                   (Prerefunded 10-1-2001 @ 100)..............         BBB-         457,700         510,945
    1,000,000    Minnesota Public Fac Auth, 6.65% Zero Coupon
                   Water Pollution Rev Bond Ser 1992A 3-1-2007
                   (Prerefunded 3-1-2002 @ 73.543) (d)........          AAA         558,142         622,800
      500,000    Northfield (City of), MN, 8.00% College
                   Facility Rev Bond for St. Olaf College
                   10-1-2018 (Prerefunded 10-1-1998 @ 100)....           NR         500,134         510,780
    1,275,000    St. Louis Park (City of), MN, 7.25% Hospital
                   Fac Rev Methodist Ser 1990C AMBAC Insured
                   7-1-2015 (Prerefunded 7-1-2000 @ 102)......          AAA       1,262,455       1,387,404
      765,000    St. Louis Park (City of), MN, 8.50% Health
                   Care Fac (Park Nicollet Med Ctr) Ser A
                   1-1-2011 (Prerefunded 1-1-2001 @ 100)......         Aaa*         768,364         852,042
      500,000    St. Paul (City of), MN, 6.45% HRA Parking Rev
                   Bond Ser 1992A 8-1-2007 (Prerefunded
                   8-1-2000 @ 102)............................           A-         500,000         536,090
                                                                                ------------    ------------
                                                                                  6,381,010       6,924,787
                                                                                ------------    ------------
                 PUBLIC FACILITES-1.57%
      400,000    Duluth (City of), MN, 6.75% Gross Rev
                   Recreation Fac Bond Spirit Mountain Ser
                   1992 2-1-2007..............................           NR         400,000         415,664
      325,000    Moorhead (City of), MN, 7.75% Golf Course Rev
                   Bond Ser 1992A 12-1-2015...................           NR         325,000         349,505
                                                                                ------------    ------------
                                                                                    725,000         765,169
                                                                                ------------    ------------
                 UTILITIES-ELECTRIC-6.46%
    1,295,000    Northern MN Municipal Power Agency, 7.102%
                   Zero Coupon Elec Sys Rev Ref Ser A AMBAC
                   Primary Insured 1-1-2011 (d)...............          AAA         542,693         699,442
    1,400,000    St. Cloud (City of), MN, 5.25% General
                   Obligation Hydroelectric Rev Ref MBIA
                   Insured 12-1-2018..........................          AAA       1,356,270       1,406,216
    1,000,000    Western MN Municipal Power Agency, 5.50% Ref
                   Ser A AMBAC Insured 1-1-2013...............          AAA         991,932       1,046,780
                                                                                ------------    ------------
                                                                                  2,890,895       3,152,438
                                                                                ------------    ------------
                 UTILITIES-WATER AND SEWER-1.06%
      500,000    St. Paul (City of), MN, 8.00% Sewer Rev Bond
                   Ser 1988A 12-1-2008 (Crossover Refunding
                   12-1-1998 @ 101)...........................            A         500,000         519,105
                                                                                ------------    ------------
                 TOTAL MUNICIPAL BONDS........................                  $45,323,470     $47,493,400
                                                                                ------------    ------------
                                                                                ------------    ------------

SHORT-TERM INVESTMENTS-1.68%
--------------------------------------------------------------------------------

    Principal                                                      Market
     Amount                                                       Value (b)
   -----------                                                  -------------
               INVESTMENT COMPANY-1.68%
   $819,229    Federated Minnesota Municipal Cash Trust,
                 Current rate -- 3.50%......................   $   819,229
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $46,142,699) (a)...........................   $48,312,629
                                                               ------------
                                                               ------------

 (a) At March 31, 1998, the cost of securities for federal income tax purposes was $46,143,218 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 2,282,464
          Unrealized depreciation...........................     (113,053)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $ 2,169,411
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Assets and Liabilities

(Unaudited)

March 31, 1998

--------------------------------------------------------------------------------
                                                                           NATIONAL       MINNESOTA
                                                                          PORTFOLIO       PORTFOLIO
                                                                        --------------  --------------
ASSETS:
  Investments in securities, as detailed in the accompanying schedules, at market (cost $67,749,503; $46,142,699; respectively)
    (Note 1)..........................................................   $ 73,246,407    $ 48,312,629
  Receivables:
    Investment securities sold........................................             --       1,632,743
    Interest and dividends............................................        951,576         657,271
  Deferred registration costs (Note 1)................................         19,880              --
  Prepaid expenses....................................................          4,490           2,069
                                                                        --------------  --------------
TOTAL ASSETS..........................................................     74,222,353      50,604,712
                                                                        --------------  --------------
LIABILITIES:
  Cash portion of dividends payable...................................        100,811          58,922
  Payable for investment securities purchased.........................      1,067,895       1,649,208
  Redemptions of capital stock........................................            669           5,575
  Payable for investment advisory and management fees (Note 2)........         47,587          29,859
  Payable for distribution fees (Note 2)..............................          1,017             402
  Accounts payable and accrued expenses...............................         25,118          30,155
                                                                        --------------  --------------
TOTAL LIABILITIES.....................................................      1,243,097       1,774,121
                                                                        --------------  --------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01 per share-authorized
    100,000,000,000; 100,000,000,000 shares; respectively.............     66,989,090      45,989,248
  Unrealized appreciation of investments..............................      5,496,904       2,169,930
  Undistributed (distributions in excess of) net investment income....        (71,466)         (6,462)
  Accumulated net realized gain from sale of investments..............        564,728         677,875
                                                                        --------------  --------------
TOTAL NET ASSETS......................................................   $ 72,979,256    $ 48,830,591
                                                                        --------------  --------------
                                                                        --------------  --------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares (based on net assets of $7,806,045; and $3,420,322;
  respectively and 700,891; and 325,674 shares outstanding;
  respectively).......................................................         $11.14          $10.50
                                                                        --------------  --------------
Class B shares (based on net assets of $1,421,121; and $1,178,444;
  respectively and 127,689; and 112,327 shares outstanding;
  respectively).......................................................         $11.13          $10.49
                                                                        --------------  --------------
Class C shares (based on net assets of $573,000; and $196,453;
  respectively and 51,520; and 18,683 shares outstanding;
  respectively).......................................................         $11.12          $10.52
                                                                        --------------  --------------
Class E shares (based on net assets of $57,837,923; and $42,591,405;
  respectively and 5,186,409; and 4,045,234 shares outstanding;
  respectively).......................................................         $11.15          $10.53
                                                                        --------------  --------------
Class H shares (based on net assets of $5,341,167; and $1,443,967;
  respectively and 480,098; and 137,306 shares outstanding;
  respectively).......................................................         $11.13          $10.52
                                                                        --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Operations

(Unaudited)

For the Six-Month Period Ended March 31, 1998

--------------------------------------------------------------------------------
                                                                           NATIONAL       MINNESOTA
                                                                          PORTFOLIO       PORTFOLIO
                                                                        --------------  --------------
NET INVESTMENT INCOME:
  Income:
    Interest income...................................................   $  2,087,467    $  1,463,832
                                                                        --------------  --------------
  Expenses:
    Investment advisory and management fees (Note 2)..................        280,850         179,545
    Distribution fees (Class A) (Note 2)..............................          9,345           4,961
    Distribution fees (Class B) (Note 2)..............................          6,658           5,744
    Distribution fees (Class C) (Note 2)..............................          2,822           1,015
    Distribution fees (Class H) (Note 2)..............................         24,757           6,523
    Registration fees (Note 1)........................................         28,772          13,962
    Legal and auditing fees (Note 2)..................................         13,670          13,513
    Shareholders' notices and reports.................................         19,530          14,115
    Custodian fees....................................................          5,111           3,361
    Directors' fees and expenses......................................          5,090           3,490
    Other.............................................................          9,691           7,898
                                                                        --------------  --------------
  Total expenses......................................................        406,296         254,127
                                                                        --------------  --------------
NET INVESTMENT INCOME.................................................      1,681,171       1,209,705
                                                                        --------------  --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1):
  Net realized gain from security transactions........................        637,066         716,175
  Net change in unrealized appreciation (depreciation) of
    investments.......................................................        144,252        (314,234)
                                                                        --------------  --------------
NET GAIN ON INVESTMENTS...............................................        781,318         401,941
                                                                        --------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................   $  2,462,489    $  1,611,646
                                                                        --------------  --------------
                                                                        --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

NATIONAL PORTFOLIO

--------------------------------------------------------------------------------
                                                                           FOR THE         FOR THE
                                                                         PERIOD ENDED     YEAR ENDED
                                                                        MARCH 31, 1998  SEPTEMBER 30,
                                                                         (UNAUDITED)         1997
                                                                        --------------  --------------
OPERATIONS:
  Net investment income...............................................   $  1,681,171   $    3,701,017
  Net realized gain from security transactions........................        637,066          607,613
  Net change in unrealized appreciation on investments in
    securities........................................................        144,252        1,542,136
                                                                        --------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................      2,462,489        5,850,766
                                                                        --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A...........................................................       (171,342)        (329,029)
    Class B...........................................................        (25,331)         (42,850)
    Class C...........................................................        (10,752)         (31,714)
    Class E...........................................................     (1,395,190)      (3,129,259)
    Class H...........................................................       (101,938)        (189,499)
  From net realized gains on investments
    Class A...........................................................        (23,859)              --
    Class B...........................................................         (4,260)              --
    Class C...........................................................         (1,845)              --
    Class E...........................................................       (188,744)              --
    Class H...........................................................        (15,907)              --
                                                                        --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...................................     (1,939,168)      (3,722,351)
                                                                        --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (82,726 and 151,166 shares)...............................        924,663        1,640,602
    Class B (16,760 and 45,077 shares)................................        186,936          493,819
    Class C (4,061 and 97,772 shares).................................         45,304        1,054,744
    Class E (96,149 and 172,663 shares)...............................      1,082,204        1,869,526
    Class H (55,114 and 129,325 shares)...............................        614,265        1,402,422
  Proceeds from shares issued as a result of reinvested dividends
    Class A (10,993 and 17,479 shares)................................        122,760          190,089
    Class B (1,768 and 2,882 shares)..................................         19,729           31,313
    Class C (1,012 and 2,611 shares)..................................         11,279           28,311
    Class E (92,149 and 186,406 shares)...............................      1,029,960        2,028,431
    Class H (6,377 and 10,795 shares).................................         71,199          117,389
  Less cost of repurchase of shares
    Class A (49,686 and 92,271 shares)................................       (553,494)      (1,002,654)
    Class B (7,271 and 24,367 shares).................................        (80,827)        (267,065)
    Class C (6,439 and 68,234 shares).................................        (72,081)        (725,474)
    Class E (397,484 and 1,029,099 shares)............................     (4,435,529)     (11,165,616)
    Class H (43,336 and 51,643 shares)................................       (481,583)        (562,890)
                                                                        --------------  --------------
NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS....................     (1,515,215)      (4,867,053)
                                                                        --------------  --------------
TOTAL DECREASE IN NET ASSETS..........................................       (991,894)      (2,738,638)
NET ASSETS:
  Beginning of period.................................................     73,971,150       76,709,788
                                                                        --------------  --------------
  End of period (includes excess of distributions over net investment
    income of $71,466 and $48,084, respectively)......................   $ 72,979,256   $   73,971,150
                                                                        --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statement of Changes in Net Assets

MINNESOTA PORTFOLIO

--------------------------------------------------------------------------------
                                                                           FOR THE         FOR THE
                                                                         PERIOD ENDED     YEAR ENDED
                                                                        MARCH 31, 1998  SEPTEMBER 30,
                                                                         (UNAUDITED)         1997
                                                                        --------------  --------------
OPERATIONS:
  Net investment income...............................................   $  1,209,705    $  2,583,121
  Net realized gain from security transactions........................        716,175         456,296
  Net change in unrealized appreciation (depreciation) of investments
    in securities.....................................................       (314,234)        402,887
                                                                        --------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................      1,611,646       3,442,304
                                                                        --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A...........................................................        (94,023)       (149,255)
    Class B...........................................................        (22,614)        (50,647)
    Class C...........................................................         (3,976)         (9,080)
    Class E...........................................................     (1,061,032)     (2,327,379)
    Class H...........................................................        (25,475)        (46,977)
  From realized gains on investments
    Class A...........................................................         (5,160)             --
    Class B...........................................................         (1,292)             --
    Class C...........................................................           (238)             --
    Class E...........................................................        (50,432)             --
    Class H...........................................................         (1,461)             --
                                                                        --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...................................     (1,265,703)     (2,583,338)
                                                                        --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (93,175 and 218,477 shares)...............................        972,823       2,250,193
    Class B (10,106 and 16,325 shares)................................        106,514         167,995
    Class C (967 and 6,987 shares)....................................         10,000          72,000
    Class E (52,805 and 129,779 shares)...............................        557,314       1,334,599
    Class H (20,394 and 28,209 shares)................................        217,483         290,250
  Proceeds from shares issued as a result of reinvested dividends
    Class A (5,060 and 8,506 shares)..................................         53,240          87,649
    Class B (1,196 and 2,921 shares)..................................         12,564          30,108
    Class C (271 and 700 shares)......................................          2,849           7,226
    Class E (74,375 and 166,633 shares)...............................        784,451       1,723,375
    Class H (1,674 and 2,570 shares)..................................         17,639          26,550
  Less cost of repurchase of shares
    Class A (126,170 and 51,049 shares)...............................     (1,332,608)       (524,883)
    Class B (23,825 and 2,631 shares).................................       (247,805)        (27,153)
    Class C (4,733 and 6,013 shares)..................................        (49,368)        (62,355)
    Class E (249,786 and 919,962 shares)..............................     (2,629,296)     (9,495,068)
    Class H (2,279 and 16,693 shares).................................        (23,944)       (171,976)
                                                                        --------------  --------------
NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS....................     (1,548,144)     (4,291,490)
                                                                        --------------  --------------
TOTAL DECREASE IN NET ASSETS..........................................     (1,202,201)     (3,432,524)
NET ASSETS:
  Beginning of period.................................................     50,032,792      53,465,316
                                                                        --------------  --------------
  End of period (includes excess of distributions over net investment
    income of $6,462 and $9,047, respectively)........................   $ 48,830,591    $ 50,032,792
                                                                        --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX FREE PORTFOLIOS, INC.

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Tax Free Portfolios, Inc. is an open-end management investment company which currently is comprised of two separate investment portfolios and series of capital stock: the National and Minnesota Portfolios, (the Funds) are diversified portfolios each of which has different investment objectives and its own investment portfolio and net asset value. The investment objective of National Portfolio is to maximize total return, to be derived primarily from current income exempt from federal income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio. The investment objective of Minnesota Portfolio is to maximize total return, to be derived primarily from current income exempt from both federal and Minnesota income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio.

   The Minnesota Portfolio concentrates its investments in a single state and, therefore, may have more credit risk related to the economic conditions of the respective state than a portfolio with broader geographical diversification.

   The funds offer Class A, Class B, Class C, Class E and Class H shares. The funds began to issue class shares effective November 14, 1994. Class E shares are only available to existing shareholders on November 14, 1994. Class A and E shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the fund are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For financial reporting purposes, the portfolios amortize long-term bond premium and original issue discount.

   For the period ended March 31, 1998, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $23,014,968 and $23,163,573 for National Portfolio; and $16,702,240 and $18,710,209 for
   Minnesota Portfolio, respectively.

   INCOME TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its taxable net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net realized gains may differ for financial statement and tax purposes primarily because of wash sale transactions. The character of distributions made during the year from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTION: The portfolios declare income distributions daily to be paid on the last business day of each month. The portfolios will make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the portfolio at net asset value on the payable date or paid in cash five business days after month end without any charge to the shareholder.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. (Advisers), is the investment adviser for the fund. At the special shareholders' meeting of January 29, 1998, shareholders of the Minnesota Portfolio approved an amended Investment Advisory and Management Agreement between the Portfolio and Fortis Advisers, Inc. Under the approved amended agreement, the investment advisory fee payable by the Minnesota Portfolio is computed at an annual rate of .72% of the first $50 million in average daily net assets and .70% of average daily net assets in excess of $50 million and are based on the average net assets of the Minnesota Portfolio. Prior to January 29, 1998, investment advisory fees paid by the Minnesota Portfolio were computed at an annual rate of .80% of the first $50 million in average daily net assets, .70% of the next $50 million in average daily net assets and .625% of average daily net assets in excess of $100 million and was based upon the aggregate average net assets of the National and Minnesota Portfolios combined, then allocated to the Minnesota Portfolio based upon proportionate net assets. The National Portfolio's investment advisory fees are computed at an annual rate of

--------------------------------------------------------------------------------
   .80% of the first $50 million in average daily net assets, and .70% of average daily net assets in excess of $50 million, and are based upon the average net assets of the portfolio alone.

   In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) distribution fees equal to .25% (Class A) and 1.00% (Class B, C, and H) of average daily net assets (of the respective classes) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc., also received sales charges (paid by purchasers or redeemers of the fund's shares) aggregating:

                                                 Class A      Class B   Class C    Class E      Class H
-------------------------------------------------------------------------------------------------------
National Portfolio...........................    $ 22,010     $1,230    $  216     $ 30,126     $1,971
Minnesota Portfolio..........................    $ 28,601     $8,326    $   42     $ 12,247         --

   Legal fees and expenses aggregating $1,097 and $798 for the National and Minnesota Portfolios, respectively, were paid to a law firm of which the secretary of the fund is a partner.

3. FUNDAMENTAL CHANGES: At the special shareholder's meeting of January 29, 1998, shareholders of the National and Minnesota Portfolios approved an amendment to the Fundamental policy of investing in commodities to allow the Portfolios to invest in forms of financial contracts and instruments such as futures contracts, which may be deemed, for regulatory purposes, to be "commodities", but the Portfolios may not purchase or sell physical commodities (such as agricultural products).

FORTIS TAX FREE PORTFOLIOS, INC.

(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the Portfolios was as follows:

                                                                       Class E
                                 -----------------------------------------------------------------------------------
                                                                                 Three-Month
                                                                                Period Ended    Year Ended June 30,
                                           Year Ended September 30,             September 30,
                                 --------------------------------------------   -------------   --------------------
NATIONAL PORTFOLIO                1998**       1997        1996        1995         1994          1994        1993
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................   $  11.07    $  10.76    $  10.72    $  10.38   $     10.46     $  11.13    $  10.54
                                 --------    --------    --------    --------   -------------   --------    --------
Operations:
  Investment income - net.....        .26         .55         .56         .58           .15          .60         .63
  Net realized and unrealized
    gain (loss) on
    investments...............        .13         .31         .04         .36          (.09  )      (.64)        .59
                                 --------    --------    --------    --------   -------------   --------    --------
Total from operations.........        .39         .86         .60         .94           .06         (.04)       1.22
                                 --------    --------    --------    --------   -------------   --------    --------
Distributions to shareholders:
  From investment income -
    net.......................       (.27)       (.55)       (.56)       (.59)         (.14  )      (.59)       (.62)
  Excess distributions of net
    investment income.........         --          --          --          --            --           --        (.01)
  From net realized gains on
    investments...............       (.04)         --          --        (.01)           --         (.04)         --
                                 --------    --------    --------    --------   -------------   --------    --------
Total distributions to
 shareholders.................       (.31)       (.55)       (.56)       (.60)         (.14  )      (.63)       (.63)
                                 --------    --------    --------    --------   -------------   --------    --------
Net asset value, end of
 period.......................   $  11.15    $  11.07    $  10.76    $  10.72   $     10.38     $  10.46    $  11.13
                                 --------    --------    --------    --------   -------------   --------    --------
Total return @................       3.47%       8.19%       5.69%       9.30%          .59%        (.49%)     11.99%
Net assets end of period (000s
  omitted)....................   $ 57,838    $ 59,727    $ 65,237    $ 70,531   $    74,877     $ 76,746    $ 70,754
Ratio of expenses to average
  daily net assets............        .95%*       .95%        .93%       1.03%          .87%*        .87%        .94%
Ratio of net investment income
  to average daily net
  assets......................       4.72%*      5.03%       5.19%       5.54%         5.74%*       5.38%       5.80%
Portfolio turnover rate.......         32%         71%         52%         35%           17%          25%         29%

                                                    Class A                                         Class B
                                 ---------------------------------------------    --------------------------------------------
                                                                   Year Ended September 30,
                                 ---------------------------------------------------------------------------------------------
NATIONAL PORTFOLIO                1998**       1997        1996        1995+       1998**       1997        1996       1995+
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................   $  11.06    $  10.75    $  10.71    $    9.79    $  11.05    $  10.74    $  10.70    $   9.79
                                 --------    --------    --------    ---------    --------    --------    --------    --------
Operations:
  Investment income - net.....        .24         .53         .53          .49         .20         .44         .45         .42
  Net realized and unrealized
    gain (loss) on
    investments...............        .13         .31         .04          .94         .13         .31         .04         .93
                                 --------    --------    --------    ---------    --------    --------    --------    --------
Total from operations.........        .37         .84         .57         1.43         .33         .75         .49        1.35
                                 --------    --------    --------    ---------    --------    --------    --------    --------
Distributions to shareholders:
  From investment income -
    net.......................       (.25)       (.53)       (.53)        (.50)       (.21)       (.44)       (.45)       (.43)
  Excess distributions of net
    investment income.........         --          --          --           --          --          --          --          --
  From net realized gains on
    investments...............       (.04)         --          --         (.01)       (.04)         --          --        (.01)
                                 --------    --------    --------    ---------    --------    --------    --------    --------
Total distributions to
 shareholders.................       (.29)       (.53)       (.53)        (.51)       (.25)       (.44)       (.45)       (.44)
                                 --------    --------    --------    ---------    --------    --------    --------    --------
Net asset value, end of
 period.......................   $  11.14    $  11.06    $  10.75    $   10.71    $  11.13    $  11.05    $  10.74    $  10.70
                                 --------    --------    --------    ---------    --------    --------    --------    --------
Total return @................       3.37%       7.96%       5.46%       14.80%       2.98%       7.14%       4.65%      13.96%
Net assets end of period (000s
  omitted)....................   $  7,806    $  7,263    $  6,239    $   1,807    $  1,421    $  1,287    $    997    $    668
Ratio of expenses to average
  daily net assets............       1.20%*      1.20%       1.18%        1.28%*      1.95%*      1.95%       1.93%       2.03%*
Ratio of net investment income
  to average daily net
  assets......................       4.47%*      4.78%       4.97%        5.03%*      3.72%*      4.02%       4.20%       4.04%*
Portfolio turnover rate.......         32%         71%         52%          35%         32%         71%         52%         35%

*      Annualized.
**     For the six-month period ended March 31, 1998.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                   Class C
                                 --------------------------------------------
                                           Year Ended September 30,
                                 --------------------------------------------
NATIONAL PORTFOLIO                1998**       1997        1996       1995+
-----------------------------------------------------------------------------
Net asset value, beginning of
  period......................   $  11.04    $  10.74    $  10.70    $   9.79
                                 --------    --------    --------    --------
Operations:
  Investment income - net.....        .20         .43         .45         .43
  Net realized and unrealized
    gain (loss) on
    investments...............        .13         .31         .04         .92
                                 --------    --------    --------    --------
Total from operations.........        .33         .74         .49        1.35
                                 --------    --------    --------    --------
Distributions to shareholders:
  From investment income -
    net.......................       (.21)       (.44)       (.45)       (.43)
  Excess distributions of net
    investment income.........         --          --          --          --
  From net realized gains on
    investments...............       (.04)         --          --        (.01)
                                 --------    --------    --------    --------
Total distributions to
 shareholders.................       (.25)       (.44)       (.45)       (.44)
                                 --------    --------    --------    --------
Net asset value, end of
 period.......................   $  11.12    $  11.04    $  10.74    $  10.70
                                 --------    --------    --------    --------
Total return @................       2.98%       7.04%       4.65%      13.95%
Net assets end of period (000s
  omitted)....................   $    573    $    584    $    223    $    106
Ratio of expenses to average
  daily net assets............       1.95%*      1.95%       1.93%       2.03%*
Ratio of net investment income
  to average daily net
  assets......................       3.72%*      4.05%       4.20%       4.14%*
Portfolio turnover rate.......         32%         71%         52%         35%

                                                   Class H
                                 --------------------------------------------
                                           Year Ended September 30,
                                 --------------------------------------------
NATIONAL PORTFOLIO                1998**       1997        1996       1995+
-----------------------------------------------------------------------------
Net asset value, beginning of
  period......................   $  11.06    $  10.75    $  10.71    $   9.79
                                 --------    --------    --------    --------
Operations:
  Investment income - net.....        .19         .44         .45         .43
  Net realized and unrealized
    gain (loss) on
    investments...............        .13         .31         .04         .93
                                 --------    --------    --------    --------
Total from operations.........        .32         .75         .49        1.36
                                 --------    --------    --------    --------
Distributions to shareholders:
  From investment income -
    net.......................       (.21)       (.44)       (.45)       (.43)
  Excess distributions of net
    investment income.........         --          --          --          --
  From net realized gains on
    investments...............       (.04)         --          --        (.01)
                                 --------    --------    --------    --------
Total distributions to
 shareholders.................       (.25)       (.44)       (.45)       (.44)
                                 --------    --------    --------    --------
Net asset value, end of
 period.......................   $  11.13    $  11.06    $  10.75    $  10.71
                                 --------    --------    --------    --------
Total return @................       2.89%       7.13%       4.64%      14.06%
Net assets end of period (000s
  omitted)....................   $  5,341    $  5,111    $  4,015    $  1,757
Ratio of expenses to average
  daily net assets............       1.95%*      1.95%       1.93%       2.03%*
Ratio of net investment income
  to average daily net
  assets......................       3.72%*      4.03%       4.20%       4.24%*
Portfolio turnover rate.......         32%         71%         52%         35%

*      Annualized.
**     For the six-month period ended March 31, 1998.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

FORTIS TAX FREE PORTFOLIOS, INC.

(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                       Class E
                                 -----------------------------------------------------------------------------------
                                                                                 Three-Month
                                                                                Period Ended    Year Ended June 30,
                                           Year Ended September 30,             September 30,
                                 --------------------------------------------   -------------   --------------------
MINNESOTA PORTFOLIO               1998**       1997        1996        1995         1994          1994        1993
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................   $  10.46    $  10.28    $  10.32    $  10.08   $     10.15     $  10.65    $  10.16
                                 --------    --------    --------    --------   -------------   --------    --------
Operations:
  Investment income - net.....        .26         .53         .55         .57           .15          .59         .61
  Net realized and unrealized
    gains (losses) on
    investments...............        .08         .18        (.04)        .24          (.08  )      (.51)        .49
                                 --------    --------    --------    --------   -------------   --------    --------
Total from operations.........        .34         .71         .51         .81           .07          .08        1.10
                                 --------    --------    --------    --------   -------------   --------    --------
Distributions to shareholders:
  From investment income -
    net.......................       (.26)       (.53)       (.55)       (.57)         (.14  )      (.58)       (.61)
  From net realized gains on
    investments...............       (.01)         --          --          --            --           --          --
                                 --------    --------    --------    --------   -------------   --------    --------
Total distributions to
  shareholders................       (.27)       (.53)       (.55)       (.57)         (.14  )      (.58)       (.61)
                                 --------    --------    --------    --------   -------------   --------    --------
Net asset value, end of
 period.......................   $  10.53    $  10.46    $  10.28    $  10.32   $     10.08     $  10.15    $  10.65
                                 --------    --------    --------    --------   -------------   --------    --------
Total return @................       3.30%       7.10%       5.01%       8.35%          .72%         .64%      11.17%
Net assets end of period (000s
  omitted)....................   $ 42,591    $ 43,584    $ 49,262    $ 52,603   $    54,560     $ 54,854    $ 52,271
Ratio of expenses to average
  daily net assets............        .96%*       .96%        .93%        .98%          .85%*        .85%        .89%
Ratio of net investment income
  to average daily net
  assets......................       4.94%*      5.14%       5.34%       5.60%         5.69%*       5.51%       5.82%
Portfolio turnover rate.......         35%         61%         41%         27%            8%          11%         17%

                                                    Class A                                         Class B
                                 ---------------------------------------------    --------------------------------------------
                                                                   Year Ended September 30,
                                 ---------------------------------------------------------------------------------------------
MINNESOTA PORTFOLIO               1998**       1997        1996        1995+       1998**       1997        1996       1995+
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................   $  10.43    $  10.26    $  10.30    $    9.55    $  10.42    $  10.24    $  10.27    $   9.55
                                 --------    --------    --------    ---------    --------    --------    --------    --------
Operations:
  Investment income - net.....        .25         .50         .52          .48         .21         .42         .45         .41
  Net realized and unrealized
    gains (losses) on
    investments...............        .08         .18        (.04)         .76         .08         .18        (.04)        .73
                                 --------    --------    --------    ---------    --------    --------    --------    --------
Total from operations.........        .33         .68         .48         1.24         .29         .60         .41        1.14
                                 --------    --------    --------    ---------    --------    --------    --------    --------
Distributions to shareholders:
  From investment income -
    net.......................       (.25)       (.51)       (.52)        (.49)       (.21)       (.42)       (.44)       (.42)
  From net realized gains on
    investments...............       (.01)         --          --           --        (.01)         --          --          --
                                 --------    --------    --------    ---------    --------    --------    --------    --------
Total distributions to
  shareholders................       (.26)       (.51)       (.52)        (.49)       (.22)       (.42)       (.44)       (.42)
                                 --------    --------    --------    ---------    --------    --------    --------    --------
Net asset value, end of
 period.......................   $  10.50    $  10.43    $  10.26    $   10.30    $  10.49    $  10.42    $  10.24    $  10.27
                                 --------    --------    --------    ---------    --------    --------    --------    --------
Total return @................       3.29%       6.66%       4.78%       13.15%       2.78%       6.01%       4.04%      12.10%
Net assets end of period (000s
  omitted)....................   $  3,420    $  3,689    $  1,822    $     884    $  1,178    $  1,301    $  1,109    $    180
Ratio of expenses to average
  daily net assets............       1.21%*      1.21%       1.18%        1.23%*      1.96%*      1.96%       1.93%       1.98%*
Ratio of net investment income
  to average daily net
  assets......................       4.67%*      4.89%       5.07%        5.10%*      3.92%*      4.14%       4.34%       4.37%*
Portfolio turnover rate.......         35%         61%         41%          27%         35%         61%         41%         27%

*      Annualized.
**     For the six-month period ended March 31, 1998.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                   Class C
                                 --------------------------------------------
                                           Year Ended September 30,
                                 --------------------------------------------
MINNESOTA PORTFOLIO               1998**       1997        1996       1995+
-----------------------------------------------------------------------------
Net asset value, beginning of
  period......................   $  10.44    $  10.26    $  10.30    $   9.55
                                 --------    --------    --------    --------
Operations:
  Investment income - net.....        .22         .42         .44         .42
  Net realized and unrealized
    gains (losses) on
    investments...............        .08         .18        (.04)        .75
                                 --------    --------    --------    --------
Total from operations.........        .30         .60         .40        1.17
                                 --------    --------    --------    --------
Distributions to shareholders:
  From investment income -
    net.......................       (.21)       (.42)       (.44)       (.42)
  From net realized gains on
    investments...............       (.01)         --          --          --
                                 --------    --------    --------    --------
Total distributions to
  shareholders................       (.22)       (.42)       (.44)       (.42)
                                 --------    --------    --------    --------
Net asset value, end of
 period.......................   $  10.52    $  10.44    $  10.26    $  10.30
                                 --------    --------    --------    --------
Total return @................       2.87%       6.00%       4.00%      12.31%
Net assets end of period (000s
  omitted)....................   $    196    $    232    $    210    $    143
Ratio of expenses to average
  daily net assets............       1.96%*      1.96%       1.93%       1.98%*
Ratio of net investment income
  to average daily net
  assets......................       3.92%*      4.14%       4.31%       4.28%*
Portfolio turnover rate.......         35%         61%         41%         27%

                                                   Class H
                                 --------------------------------------------
                                           Year Ended September 30,
                                 --------------------------------------------
MINNESOTA PORTFOLIO               1998**       1997        1996       1995+
-----------------------------------------------------------------------------
Net asset value, beginning of
  period......................   $  10.44    $  10.26    $  10.30    $   9.55
                                 --------    --------    --------    --------
Operations:
  Investment income - net.....        .22         .42         .44         .41
  Net realized and unrealized
    gains (losses) on
    investments...............        .08         .18        (.04)        .76
                                 --------    --------    --------    --------
Total from operations.........        .30         .60         .40        1.17
                                 --------    --------    --------    --------
Distributions to shareholders:
  From investment income -
    net.......................       (.21)       (.42)       (.44)       (.42)
  From net realized gains on
    investments...............       (.01)         --          --          --
                                 --------    --------    --------    --------
Total distributions to
  shareholders................       (.22)       (.42)       (.44)       (.42)
                                 --------    --------    --------    --------
Net asset value, end of
 period.......................   $  10.52    $  10.44    $  10.26    $  10.30
                                 --------    --------    --------    --------
Total return @................       2.87%       6.00%       3.93%      12.42%
Net assets end of period (000s
  omitted)....................   $  1,444    $  1,227    $  1,061    $    638
Ratio of expenses to average
  daily net assets............       1.96%*      1.96%       1.93%       1.98%*
Ratio of net investment income
  to average daily net
  assets......................       3.92%*      4.14%       4.33%       4.29%*
Portfolio turnover rate.......         35%         61%         41%         27%

*      Annualized.
**     For the six-month period ended March 31, 1998.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE NATIONAL
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE MINNESOTA
                                                   PORTFOLIO
                                                   STRATEGIC INCOME FUND
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   FIDUCIARY FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   INTERNATIONAL EQUITY
                                                   PORTFOLIO
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO
FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                                                   DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD
LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and TIME INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

             [LOGO]
             FORTIS

Solid partners, flexible solutions-SM-


--------------------------------------------------------------------------------
FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group offers mutual funds, annuities and life insurance through its broker/dealer Fortis Investors, Inc. We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.

Fortis: steadfast for YOU!

FORTIS FINANCIAL GROUP

Fortis Advisers, Inc.
(fund management since 1949)

Fortis Investors, Inc.
(principal underwriter;
member NASD, SIPC)

Fortis Benefits Insurance Company
& Fortis Insurance Company
(issuers of FFG's insurance products)

P.O. Box 64284, St. Paul, MN 55164
Telephone (800) 800-2000
http://www.ffg.us.fortis.com
--------------------------------------------------------------------------------

FORTIS FINANCIAL GROUP                                           ---------------
P.O. Box 64284                                                      Bulk Rate
St. Paul, MN 55164                                                U.S. Postage
                                                                     PAID
                                                                 Permit No. 3794
FORTIS TAX-FREE PORTFOLIOS                                       Minneapolis, MN
                                                                 ---------------


[LOGO] Printed on recycled paper with
       40% preconsumer waste and 10%
       post consumer waste. Please recycle.

The Fortis logo and Fortis-SM- are servicemarks of Fortis AMEV and Fortis AG.

95380-C- Fortis 5/98